Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (4,783)	$ 10,167	$ 12,429
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,711	4,441	4,965
Fair value of warrants deducted from revenues	5,366	5,094	4,576
Share based compensation	10,036	6,614	5,546
Amortization of premium and accretion of discount on marketable securities, net	395	(112)	388
Realized loss (gain) on sale of marketable securities	(503)	(271)	480
Change in operating assets and liabilities:
Trade receivables, net	(9,529)	(18,617)	1,069
Inventory	(15,827)	(4,183)	4,037
Deposits and long-term assets	54	386	(121)
Other accounts receivables and prepaid expenses	(2,333)	(1,204)	(3,135)
Deferred taxes	2,177	(5)	(6,665)
Operating leases right-of-use assets	(56)	(571)
Trade payables	6,864	6,032	4,394
Employees and payroll accruals	6,366	1,423	1,621
Deferred revenues and advances from customers	24,286	(921)	1,981
Operating lease liabilities	1,321	898
Other payables and accrued expenses	4,822	1,708	548
Accrued severance pay, net	143	26	(1)
Other long-term liabilities	(877)	(136)	867
Loss from sale and disposal of property, plant and equipment	139	23
Foreign currency translation gain (loss) on intercompany balances with foreign subsidiaries	(362)	212	389
Net cash provided by operating activities	32,410	11,004	33,368
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,489)	(5,416)	(7,294)
Acquisition of intangible assets and capitalization of software development costs	(121)	(1,337)
Proceeds from sale of property, plant and equipment	4	3
Cash paid in connection with acquisition, net of cash acquired	(15,535)	(4,715)
Investment in short-term bank deposits	(129,804)	(90,000)	(500)
Proceeds from sale marketable securities	58,532	34,497	40,635
Proceeds from maturity of marketable securities	21,706	3,000	6,564
Investment in marketable securities	(35,923)	(115,529)	(22,723)
Net cash provided by (used in) investing activities	(114,630)	(179,497)	16,682
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs	161,981	129,710
Exercise of employee stock options	5,660	5,901	6,425
Payments related to shares withheld for taxes	(596)	(177)
Payment of contingent consideration		(303)	(900)
Net cash provided by financing activities	167,045	135,131	5,525
Foreign currency translation adjustments on cash and cash equivalents	209	(27)	(72)
Increase (decrease) in cash and cash equivalents	85,034	(33,389)	55,503
Cash and cash equivalents at the beginning of the period	40,743	74,132	18,629
Cash and cash equivalents at the end of the period	125,777	40,743	74,132
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	1,028	353	1,797
Non-cash investing and financing activities:
Property, plant and equipment acquired by credit	1,904	920	222
Property and equipment transferred to be used as inventory	115
Inventory transferred to be used as property, plant and equipment	990		$ 591
Lease liabilities arising from obtaining right-of-use assets	$ 2,929	$ 9,640